Business Combination Disclosure (Details) - Schedule of the Acquired Business Contributed Revenues - Pro Forma [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Business Combination Disclosure (Details) - Schedule of the Acquired Business Contributed Revenues [Line Items]
Revenue	$ 82,487,424	$ 45,733,485
Earnings	8,297,644	3,637,578
Earnings minority interest	3,982,868	3,808,592
Earnings Parent	$ 5,606,290	$ (171,014)